Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2020	Dec. 31, 2019
Redeemable convertible preferred stock, par value	$ 0.0001	$ 0.0001
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	750,000,000	19,600,000
Common stock, shares issued	44,461,000	9,676,677
Common Stock Shares Outstanding	44,461,000	9,676,677
Series A Preferred Stock
Redeemable convertible preferred stock, shares authorized	2,770,165	2,770,165
Redeemable convertible preferred stock, shares issued	2,770,165	2,770,165
Common stock subject to possible redemption, shares	2,770,165	2,770,165
Series A-1 Preferred Stock
Redeemable convertible preferred stock, shares authorized	392,276	392,276
Redeemable convertible preferred stock, shares issued	392,276	392,276
Common stock subject to possible redemption, shares	392,276	392,276
Series B Preferred Stock
Redeemable convertible preferred stock, par value		$ 0.0001
Redeemable convertible preferred stock, shares authorized	3,500,000	2,000,000
Redeemable convertible preferred stock, shares issued	2,631,972	1,483,491
Common stock subject to possible redemption, shares	2,631,972	1,483,491
Series C Preferred Stock
Redeemable convertible preferred stock, shares authorized	5,250,000
Redeemable convertible preferred stock, shares issued	5,130,658
Common stock subject to possible redemption, shares	5,130,658